RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of employee benefits [Abstract]
Schedule of Defined Benefit Obligations

	2022 £m	2021 £m	2020 £m
Charge to the income statement
Defined benefit pension schemes	123	234	244
Other post-retirement benefit schemes	2	2	3
Total defined benefit schemes	125	236	247
Defined contribution pension schemes	314	287	305
Total charge to the income statement (note 9)	439	523	552

	2022 £m	2021 £m
Analysis of the defined benefit obligation
Active members	(3,088)	(5,837)
Deferred members	(8,515)	(16,167)
Pensioners	(16,013)	(23,171)
Dependants	(1,349)	(1,955)
At 31 December	(28,965)	(47,130)
The pension schemes’ pooled investment vehicles comprise:

	2022 £m	2021 £m
Equity funds	1,421	3,696
Hedge and mutual funds	240	1,407
Alternative credit funds	2,222	3,884
Property funds	1,604	1,541
Infrastructure funds	1,193	1,389
Liquidity funds	11,527	2,031
Bond and debt funds	354	561
Other	32	29
At 31 December	18,593	14,538
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2022%	2021%
Discount rate	4.93	1.94
Rate of inflation:
Retail Price Index (RPI)	3.13	3.21
Consumer Price Index (CPI)	2.69	2.92
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.84	2.88

	Men		Women
	2022 Years	2021 Years	2022 Years	2021 Years
Life expectancy for member aged 60, on the valuation date	26.7	27.1	28.8	29.1
Life expectancy for member aged 60, 15 years after the valuation date	27.8	28.1	30.0	30.3

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2022 £m	2021 £m	2022 £m	2021 £m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	13	12	251	481
Decrease of 0.1 per cent	(13)	(12)	(245)	(475)
Discount rate[2]:
Increase of 0.1 per cent	(25)	(24)	(379)	(774)
Decrease of 0.1 per cent	24	23	388	795
Expected life expectancy of members:
Increase of one year	38	44	745	1,934
Decrease of one year	(39)	(42)	(762)	(1,852)
1    At 31 December 2022, the assumed rate of RPI inflation is 3.13 per cent and CPI inflation 2.69 per cent (2021: RPI 3.21 per cent and CPI 2.92 per cent).
2    At 31 December 2022, the assumed discount rate is 4.93 per cent (2021: 1.94 per cent).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2022 Years	2021 Years
Duration of the defined benefit obligation	15	17
Maturity analysis of benefits expected to be paid:

	2022 £m	2021 £m
Within 12 months	1,409	1,352
Between 1 and 2 years	1,464	1,450
Between 2 and 5 years	4,678	4,651
Between 5 and 10 years	8,930	8,993
Between 10 and 15 years	9,296	9,668
Between 15 and 25 years	17,479	18,671
Between 25 and 35 years	12,720	13,846
Between 35 and 45 years	6,138	6,987
In more than 45 years	1,685	2,116
Movements in the other post-retirement benefits obligation:

	2022 £m	2021 £m
At 1 January	(103)	(109)
Actuarial gains	68	4
Insurance premiums paid	3	3
Charge for the year	(2)	(2)
Exchange and other adjustments	(1)	1
At 31 December	(35)	(103)

Schedule of Discontinued Insurance Claims

	2022 £m	2021 £m
Amounts recognised in the balance sheet
Retirement benefit assets	3,823	4,531
Retirement benefit obligations	(126)	(230)
Total amounts recognised in the balance sheet	3,697	4,301
The total amounts recognised in the balance sheet relate to:

	2022 £m	2021 £m
Defined benefit pension schemes	3,732	4,404
Other post-retirement benefit schemes	(35)	(103)
Total amounts recognised in the balance sheet	3,697	4,301
The expense recognised in the income statement for the year ended 31 December comprises:

	2022 £m	2021 £m	2020 £m
Current service cost	180	213	206
Net interest amount	(95)	(29)	(23)
Settlements	–	1	2
Past service cost – plan amendments	4	11	5
Plan administration costs incurred during the year	34	38	54
Total defined benefit pension expense	123	234	244

	2022			2021
	Quoted £m	Unquoted £m	Total £m	Quoted £m	Unquoted £m	Total £m
Equity instruments	7	47	54	617	36	653
Debt instruments[1]:
Fixed interest government bonds	3,007	–	3,007	10,512	–	10,512
Index-linked government bonds	15,497	–	15,497	23,969	–	23,969
Corporate and other debt securities	3,978	–	3,978	13,399	–	13,399
	22,482	–	22,482	47,880	–	47,880
Property	–	116	116	–	139	139
Pooled investment vehicles	2,730	15,863	18,593	1,192	13,346	14,538
Money market instruments, cash, derivatives and other assets and liabilities	1,069	(9,617)	(8,548)	319	(11,995)	(11,676)
At 31 December	26,288	6,409	32,697	50,008	1,526	51,534
1    Of the total debt instruments, £20,369 million (2021: £42,568 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Schedule of Analysis of Defined Benefit Obligations

	2022 £m	2021 £m
Amount included in the balance sheet
Present value of funded obligations	(28,965)	(47,130)
Fair value of scheme assets	32,697	51,534
Net amount recognised in the balance sheet	3,732	4,404

	2022 £m	2021 £m
Net amount recognised in the balance sheet
At 1 January	4,404	1,578
Net defined benefit pension charge	(123)	(234)
Actuarial gains on defined benefit obligation	17,222	1,267
Return on plan assets	(20,302)	449
Employer contributions	2,530	1,344
Exchange and other adjustments	1	–
At 31 December	3,732	4,404

	2022 £m	2021 £m
Changes in the fair value of scheme assets
At 1 January	51,534	51,127
Return on plan assets excluding amounts included in interest income	(20,302)	449
Interest income	997	733
Employer contributions	2,530	1,344
Benefits paid	(2,048)	(2,034)
Settlements	(13)	(23)
Administrative costs paid	(34)	(38)
Exchange and other adjustments	33	(24)
At 31 December	32,697	51,534

Disclosure of movements in defined benefit obligation

	2022 £m	2021 £m
Movements in the defined benefit obligation
At 1 January	(47,130)	(49,549)
Current service cost	(180)	(213)
Interest expense	(902)	(704)
Remeasurements:
Actuarial losses – experience	(1,186)	(426)
Actuarial gains (losses) – demographic assumptions	288	(146)
Actuarial gains – financial assumptions	18,120	1,839
Benefits paid	2,048	2,034
Past service cost	(4)	(11)
Settlements	13	22
Exchange and other adjustments	(32)	24
At 31 December	(28,965)	(47,130)